Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 64,391	$ 55,964	$ 52,927
% of revenue	100.00%	100.00%	100.00%
North America [Member]
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 55,421	$ 44,659	$ 38,809
% of revenue	86.07%	79.80%	73.33%
European [Member]
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 5,740	$ 8,905	$ 10,960
% of revenue	8.91%	15.91%	20.71%
Asia Pacific [Member]
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 2,983	$ 2,070	$ 1,928
% of revenue	4.63%	3.70%	3.64%
Latin America [Member]
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 91	$ 163	$ 937
% of revenue	0.14%	0.29%	1.77%
Middle East [Member]
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 41	$ 96	$ 224
% of revenue	0.06%	0.17%	0.42%
Others [Member]
Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) [Line Items]
Sales of goods and services	$ 115	$ 71	$ 69
% of revenue	0.18%	0.13%	0.13%